Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [Abstract]
Other receivables and credits	$ (78,303)	$ (97,038)	$ (64,221)
Inventories	(909)	987	4,385
Other liabilities	(171,741)	(57,779)	(111,250)
Changes in working capital	$ (250,953)	$ (153,830)	$ (171,086)